Item 1. Schedule of Investments:
--------------------------------

Putnam California Investment Grade Municipal Trust

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam California Investment Grade Municipal Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

          AMBAC -- AMBAC Indemnity Corporation
          COP -- Certificate of Participation
          FGIC -- Financial Guaranty Insurance Company
          FSA -- Financial Security Assurance
          G.O. Bonds -- General Obligation Bonds
          IFB -- Inverse Floating Rate Bonds
          MBIA -- MBIA Insurance Company

Municipal bonds and notes (100.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
California (97.4%)
-----------------------------------------------------------------------------------------------------------
                 Association of Bay Area Governments
                 (ABAG) Fin. Auth. COP
       $500,000  (American Baptist Homes), Ser. A, 6.2s,
                 10/1/27                                                          BB+              $483,750
      1,000,000  (Odd Fellows Home), 6s, 8/15/24                                  BBB             1,043,750
                 Alameda, Corridor Trans. Auth. Rev.
                 Bonds, Ser. 99-A, MBIA
      8,000,000  zero %, 10/1/32                                                  Aaa             1,580,000
      8,000,000  zero %, 10/1/31                                                  Aaa             1,700,000
      2,000,000  Alameda, Recreational Fac. Impts. COP,
                 MBIA, 5 3/4s, 12/1/21                                            Aaa             2,192,500
      1,530,000  Anaheim, Pub. Fin. Auth. Rev. Bonds
                 (Distr. Syst.), 5 1/4s, 10/1/22                                  Aaa             1,616,063
      4,200,000  Anaheim, Pub. Fin. Auth. Lease Rev.
                 Bonds (Pub. Impts.), Ser. C, FSA, 6s,
                 9/1/16                                                           Aaa             4,961,246
        150,000  ABAG Fin. Auth. for Nonprofit Corps.
                 Rev. Bonds (San Diego Hosp. Assn.), Ser.
                 C, 5 3/8s, 3/1/21                                                Baa1              149,438
                 CA Hlth. Fac. Auth. Rev. Bonds
        750,000  (Sinai Med. Ctr.), Ser. A, 6 1/4s,
                 12/1/34                                                          A3                800,625
      1,600,000  (Sutter Hlth.), Ser. A, MBIA, 5 3/8s,
                 8/15/30                                                          Aaa             1,630,000
      1,665,000  CA Hsg. Fin. Agcy. Rev. Bonds
                 (Multi-Fam. Hsg. III), Ser. B, MBIA, 5
                 1/2s, 8/1/39                                                     Aaa             1,687,894
        500,000  CA Poll. Control Fin. Auth. Mandatory
                 Put Bonds, 2s, 3/1/08                                            Baa2              493,125
                 CA State G.O. Bonds
      2,000,000  5 3/4s, 12/1/29                                                  A3              2,112,500
        250,000  5 1/8s, 4/1/23                                                   A3                255,313
      2,000,000  CA State Dept. of Wtr. Resources IFB
                 (Central Valley), 12.428s, 12/1/12
                 (acquired 11/27/92, cost $2,198,104)
                 (RES)                                                            Aa2             2,935,000
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds
      1,000,000  Ser. A, 6s, 5/1/15                                               A3              1,123,750
      2,000,000  Ser. A, AMBAC, 5 1/2s, 5/1/16                                    Aaa             2,207,500
      2,000,000  Ser. O, MBIA, 4 3/4s, 12/1/29                                    Aaa             1,907,500
        500,000  CA State Econ. Recvy. G.O. Bonds, Ser.
                 A, FGIC, 5 1/4s, 7/1/14                                          Aaa               555,625
      2,290,000  CA State U. Syst. Rev. Bonds, Ser. A,
                 AMBAC, 5s, 11/1/33                                               Aaa             2,281,413
        700,000  CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                 Rev. Bonds (Irvine Apt. Cmntys.), Ser.
                 A-3, 5.1s, 5/15/25                                               Baa2              732,375
        950,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-              887,063
        850,000  CA Statewide Cmnty. Dev. Auth.
                 Multi-Fam. Rev. Bonds (Hsg. Equity
                 Res.), Ser. B, 5.2s, 12/1/29                                     Baa1              894,625
        880,000  CA Tobacco Securitization Agcy. Rev.
                 Bonds (Gold Cnty. Funding Corp.), 5
                 3/4s, 6/1/27                                                     Baa3              757,900
                 Central CA Joint Pwr. Hlth. Fin. Auth.
                 COP (Cmnty. Hosp. of Central CA)
        200,000  6s, 2/1/30                                                       Baa2              200,000
      1,000,000  6s, 2/1/20                                                       Baa2            1,025,000
      1,945,000  Chabot-Las Positas, Cmnty. College Dist.
                 G.O. Bonds (Election of 2004), Ser. A,
                 MBIA, 5s, 8/1/25                                                 Aaa             1,969,313
      1,500,000  Commerce, Redev. Agcy. Rev. Bonds
                 (Project 1), zero %, 8/1/21                                      BBB               530,625
        800,000  Delano, COP (Delano Regl. Med. Ctr.),
                 5.6s, 1/1/26                                                     BBB-              772,000
      2,000,000  Desert, Cmnty. College Dist. G.O. Bonds,
                 Ser. A, MBIA, 5s, 8/1/26                                         Aaa             2,012,500
      1,000,000  Duarte, COP, Ser. A, 5 1/4s, 4/1/31                              Baa2              928,750
      1,200,000  Foothill/Eastern Corridor Agcy. Rev.
                 Bonds (CA Toll Roads), 5 3/4s, 1/15/40                           Baa3            1,195,500
                 Golden State Tobacco Securitization
                 Corp. Rev. Bonds
        300,000  Ser. A-3, 7 7/8s, 6/1/42                                         Baa3              306,375
      1,000,000  Ser. 2003 A-1, 6 1/4s, 6/1/33                                    BBB               910,000
      1,500,000  Ser. B, 5 5/8s, 6/1/38                                           Baa1            1,516,875
      1,000,000  Los Angeles, Unified School Dist. G.O.
                 Bonds, Ser. B, FGIC, 5s, 7/1/17                                  Aaa             1,045,000
      2,000,000  Los Angeles, Wtr. & Pwr. Rev. Bonds
                 (Pwr. Syst.), Ser. B, FSA, 5 1/8s,
                 7/1/20                                                           Aaa             2,102,500
                 Metro. Wtr. Dist. Rev. Bonds (Southern
                 CA Waterworks), Ser. B, MBIA
        985,000  4 3/4s, 7/1/21                                                   Aaa               988,694
         15,000  4 3/4s, 7/1/21 (Prerefunded)                                     Aaa                15,863
      1,000,000  Orange Cnty., Pub. Fin. Auth. Waste Mgt.
                 Syst. Rev. Bonds, AMBAC, 5 3/4s, 12/1/10                         Aaa             1,121,250
        500,000  Placentia, Redev. Auth. Tax Alloc. Rev.
                 Bonds, Ser. B, 5 3/4s, 8/1/32                                    BBB+              504,375
      2,000,000  Placer Union High School Dist. G.O.
                 Bonds, Ser. A, FGIC, zero %, 8/1/20                              AAA               890,000
        500,000  Rancho Mirage, JT Powers Fin. Auth. Rev.
                 Bonds (Eisenhower Med. Ctr.), 5 7/8s,
                 7/1/26                                                           A3                514,375
      2,000,000  Sacramento, City Unified School Dist.
                 G.O. Bonds (Election 1999), Ser. D, FSA,
                 5s, 7/1/28                                                       Aaa             2,000,000
      3,000,000  San Diego, Unified School Dist. G.O.
                 Bonds (Election of 1998), Ser. D, FGIC,
                 5 1/4s, 7/1/21                                                   Aaa             3,187,500
      2,000,000  San Jose Fin. Auth. Rev. Bonds (Civic
                 Ctr.), Ser. B, AMBAC, 5s, 6/1/27                                 Aaa             2,002,500
      1,270,000  San Jose, Redev. Agcy. Tax Alloc.
                 (Merged Area Redev.), 5s, 8/1/27                                 Aaa             1,273,175
      1,000,000  San Juan, Basin Auth. Rev. Bonds (Ground
                 Wtr. Recvy. Project), AMBAC, 5s, 12/1/34                         Aaa               988,750
      1,000,000  San Juan, Basin Auth. Lease Rev. Bonds
                 (Ground Wtr. Recvy. Project), AMBAC, 5s,
                 12/1/22                                                          Aaa             1,025,000
      3,515,000  Santa Ana, Unified School Dist. G.O.
                 Bonds (Election of 1999), Ser. B, FGIC,
                 zero %, 8/1/18                                                   Aaa             1,779,469
      1,750,000  Santa Clara Cnty., Fin. Auth. Lease Rev.
                 Bonds (Vmc Fac. Replacement), Ser. A,
                 AMBAC, 6 7/8s, 11/15/14                                          Aaa             1,812,825
      3,400,000  Santa Rosa, Waste Wtr. Rev. Bonds, Ser.
                 B, AMBAC, zero %, 9/1/23                                         AAA             1,236,750
      1,125,000  State Center, Cmnty. College Dist. G.O.
                 Bonds (Election of 2002), Ser. A, MBIA,
                 5 1/4s, 8/1/25                                                   Aaa             1,165,781
        500,000  Tobacco Securitization Auth. of Southern
                 CA Rev. Bonds, Ser. B, 6s, 6/1/43                                Ba1               387,500
      1,000,000  Torrance, Memorial Med. Ctr. Rev. Bonds,
                 Ser. A, 6s, 6/1/22                                               A1              1,062,500
                 Tustin, Unified School Dist. Special Tax
                 (Cmnty. Fac. Dist. No. 97-1)
        750,000  6 1/4s, 9/1/21                                                   AAA               864,375
      1,000,000  FSA, 5s, 9/1/32                                                  Aaa               990,000
      1,000,000  U. of CA Rev. Bonds, Ser. A, AMBAC, 5
                 1/8s, 5/15/18                                                    Aaa             1,062,500
      1,000,000  Vallejo, COP (Marine World Foundation),
                 7s, 2/1/17                                                       BBB-/P          1,002,500
      3,345,000  Victor, Elementary School Dist. COP
                 (School Construction Refinancing), MBIA,
                 6.45s, 5/1/18                                                    Aaa             4,064,175
      1,000,000  WM S. Hart, Unified High School Dist.
                 G.O. Bonds, Ser. A, MBIA, 5s, 9/1/23                             Aaa             1,023,750
                                                                                              -------------
                                                                                                 80,467,000
Puerto Rico (2.6%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Cmnwlth. of PR, G.O. Bonds (Pub. Impt.),
                 Ser. A, MBIA, 5 1/2s, 7/1/15                                     AAA             1,142,500
      1,000,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. II,
                 5 1/4s, 7/1/31                                                   A-              1,007,500
                                                                                              -------------
                                                                                                  2,150,000
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $78,826,404) (b)                                       $82,617,000
-----------------------------------------------------------------------------------------------------------


    NOTES

  (a) Percentages indicated are based on portfolio market value.


  (b) The aggregate identified cost on a tax basis is $78,826,404, resulting in gross unrealized appreciation and depreciation of $4,187,636 and $397,040, respectively, or net unrealized appreciation of $3,790,596.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2004. Securities rated by Putnam are indicated by "/P".

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2004 was $2,935,000 or 3.6% of portfolio market value.

      The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The fund had the following industry group concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      Water and sewer                    13.6%
      Health care                        10.2

      The fund had the following insurance concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      MBIA                               27.9%
      AMBAC                              16.6
      FSA                                12.2

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004